Average Annual Total Returns - Direxion Daily Gold Miners Index Bear 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares 1 Year	Direxion Daily Gold Miners Index Bear 2X Shares 5 Years	Direxion Daily Gold Miners Index Bear 2X Shares 10 Years	Direxion Daily Gold Miners Index Bear 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Gold Miners Index Bear 2X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Gold Miners Index Bear 2X Shares Return After Taxes on Distributions 10 Years	Direxion Daily Gold Miners Index Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Gold Miners Index Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Gold Miners Index Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	NYSE ARCA Gold Miners Index (reflects no deduction for fees, expenses or taxes) 1 Year	NYSE ARCA Gold Miners Index (reflects no deduction for fees, expenses or taxes) 5 Years	NYSE ARCA Gold Miners Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(85.73%)	(74.91%)	(50.68%)	(85.75%)	(74.95%)	(50.80%)	(50.73%)	(24.91%)	(13.08%)	23.69%	22.42%	(4.17%)	18.40%	15.22%	13.88%